Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rate	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Items in the statements of operations and cash flows [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	7.0809	6.729	6.4508
Items in the statements of operations and cash flows [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	7.8306	7.8306	7.7727
Balance sheet items, except for equity accounts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	7.0999	6.8972	6.3726
Balance sheet items, except for equity accounts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rate [Line Items]
Currency exchange rates	7.8015	7.8015	7.7996